Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, in each case, as compared to (i) our cumulative TSR performance, (ii) our peer group TSR performance, (iii) net income, and (iv) same-store cash NOI growth, the company’s selected measure. Differences in our Summary Compensation Table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, which take into account a discount for lack of marketability or illiquidity due to post-vesting restrictions and the future performance of the Company and relative performance indices based on Monte Carlo simulations for any market-based awards.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)	Net Income (in millions) ($)	Same-Store Cash NOI Growth ($)(4)
2023	$8,369,679	$9,129,334	$2,349,969	$2,628,308	$30.66	$65.66	$(170.7)	3.8%
2022	$6,790,340	$(5,665,170)	$1,997,226	$(356,855)	$30.02	$66.06	$(16.5)	2.4%
2021	$10,548,816	$9,505,900	$2,846,242	$2,547,509	$71.13	$102.50	$29.0	4.9%
2020	$9,487,250	$(1,746,873)	$3,197,016	$(297,789)	$66.61	$83.39	$16.4	0.6%
(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for PEO	2023
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	(6,192,162)
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of 2023 FY End, determined as of 2023 FY End	5,044,690
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023, determined as of Vesting Date	1,843,575
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2023 FY End, determined based on change in ASC 718 Fair Value from 2022 FY End to 2023 FY End	465,119
Increase/deduction for Awards Granted during Prior FY that Vested During 2023, determined based on change in ASC 718 Fair Value from 2022 FY End to Vesting Date	(350,539)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2023, determined as of 2022 FY End	(51,028)
Total Adjustments	759,655
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2023
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	(1,199,615)
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of 2023 FY End, determined as of 2023 FY End	989,603
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023Y, determined as of Vesting Date	468,384
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2023 FY End, determined based on change in ASC 718 Fair Value from 2022 FY End to 2023 FY End	89,958
Increase/deduction for Awards Granted during Prior FY that Vested During 2023, determined based on change in ASC 718 Fair Value from 2022 End to Vesting Date	(61,283)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2023, determined as of 2022 FY End	(8,708)
Total Adjustments	278,339
For the fiscal year ending December 31, 2023, represents actual achievement for the 2021 PSU awards, assumes achievement of 2022 and 2023 awards based on actual performance of the Company and indices through December 31, 2023 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.
(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.

(3)
Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

(4)
Same-store cash NOI growth is a non-GAAP measure. Actual results for same-store cash NOI growth are inclusive of One Westside, which was sold on December 27, 2023. Refer to Appendix A for a definition of same-store cash NOI growth reconciliation of net income to same-store cash NOI.

Company Selected Measure Name	Same-Store Cash NOI Growth
Named Executive Officers, Footnote
(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield

Peer Group Issuers, Footnote
(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.

(3)
Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 8,369,679	$ 6,790,340	$ 10,548,816	$ 9,487,250
PEO Actually Paid Compensation Amount	$ 9,129,334	(5,665,170)	9,505,900	(1,746,873)
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for PEO	2023
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	(6,192,162)
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of 2023 FY End, determined as of 2023 FY End	5,044,690
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023, determined as of Vesting Date	1,843,575
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2023 FY End, determined based on change in ASC 718 Fair Value from 2022 FY End to 2023 FY End	465,119
Increase/deduction for Awards Granted during Prior FY that Vested During 2023, determined based on change in ASC 718 Fair Value from 2022 FY End to Vesting Date	(350,539)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2023, determined as of 2022 FY End	(51,028)
Total Adjustments	759,655
For the fiscal year ending December 31, 2023, represents actual achievement for the 2021 PSU awards, assumes achievement of 2022 and 2023 awards based on actual performance of the Company and indices through December 31, 2023 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,349,969	1,997,226	2,846,242	3,197,016
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,628,308	(356,855)	2,547,509	(297,789)
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2023
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	(1,199,615)
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of 2023 FY End, determined as of 2023 FY End	989,603
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023Y, determined as of Vesting Date	468,384
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2023 FY End, determined based on change in ASC 718 Fair Value from 2022 FY End to 2023 FY End	89,958
Increase/deduction for Awards Granted during Prior FY that Vested During 2023, determined based on change in ASC 718 Fair Value from 2022 End to Vesting Date	(61,283)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2023, determined as of 2022 FY End	(8,708)
Total Adjustments	278,339
For the fiscal year ending December 31, 2023, represents actual achievement for the 2021 PSU awards, assumes achievement of 2022 and 2023 awards based on actual performance of the Company and indices through December 31, 2023 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. TSR Performance—Our TSR performance on both an absolute and relative basis directly impacts our equity awards and accordingly, as illustrated below, in years in which our TSR performance is negative, our Compensation Actually Paid also reflects negative amounts, which is a function of (i) the fact that our performance awards are fully earned only to the extent that rigorous relative TSR and absolute TSR goals are earned and (ii) the majority of our NEOs’ compensation is paid in the form of equity awards.

The election of 10 directors (each to serve until the next annual meeting of our stockholders and until his or her successor is duly elected and qualifies);

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income—The Company does not consider net income (loss) to be an indicator of Company performance and accordingly, it is not utilized in our compensation programs. We believe there is limited relationship, if any, between Compensation Actually Paid and net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Same-Store Cash NOI Growth—Same-store cash NOI growth represents the largest weighting in our cash bonus program and is an important measure for the Company. Compensation Actually Paid is generally aligned with our same-store cash NOI growth results , though given that the majority of our compensation is delivered in the form of equity awards, Compensation Actually Paid is more significantly impacted by changes in our stock price.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Important Financial Measures
The follow table reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2023:
Most Important Financial Measures for 2023
Same-Store Cash NOI Growth
Office Same-Store Occupied
Leasing Volume
G&A to Consolidated Gross Assets
Net Debt to Annual Gross Asset Value
Accomplishment of ESG Priorities
Relative TSR vs. Nareit Equity Office REIT Index

Total Shareholder Return Amount	$ 30.66	30.02	71.13	66.61
Peer Group Total Shareholder Return Amount	65.66	66.06	102.5	83.39
Net Income (Loss)	$ (170,700,000)	$ (16,500,000)	$ 29,000,000	$ 16,400,000
Company Selected Measure Amount	3.8	2.4	4.9	0.6
PEO Name	Victor J. Coleman
Measure:: 1
Pay vs Performance Disclosure
Name	Same-Store Cash NOI Growth
Non-GAAP Measure Description
(4)
Same-store cash NOI growth is a non-GAAP measure. Actual results for same-store cash NOI growth are inclusive of One Westside, which was sold on December 27, 2023. Refer to Appendix A for a definition of same-store cash NOI growth reconciliation of net income to same-store cash NOI.

Measure:: 2
Pay vs Performance Disclosure
Name	Office Same-Store Occupied
Measure:: 3
Pay vs Performance Disclosure
Name	Leasing Volume
Measure:: 4
Pay vs Performance Disclosure
Name	G&A to Consolidated Gross Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt to Annual Gross Asset Value
Measure:: 6
Pay vs Performance Disclosure
Name	Accomplishment of ESG Priorities
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR vs. Nareit Equity Office REIT Index
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 759,655
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,192,162)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,044,690
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,843,575
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,119
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,539)
PEO | Adjustments For Equity Awards Granted During Prior Year Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,028)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,339
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,199,615)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	989,603
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,384
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,958
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,283)
Non-PEO NEO | Adjustments For Equity Awards Granted During Prior Year Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,708)